GENERAL (Acquisition of Magrab Naturtsen AB) (Details) - Magrab Naturtsen Ab [Member] kr in Thousands, $ in Thousands		12 Months Ended
	Jul. 06, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 06, 2022 SEK (kr)	Jul. 06, 2022 USD ($)
Business Acquisition [Line Items]
Ownership interest, percentage			100.00%	100.00%
Net for allocation	$ 3,109	$ 3,109
Contingent consideration arrangement amount			kr 10,500	$ 1,000
Fair value of contingent consideration	$ 875	$ 875
Additional contingent consideration arrangement amount			kr 4,000	380
Useful life	8 years
Acquisition-related costs				$ 80